Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Summary of Inventories

	€ million	€ million
Inventories	2023	2022
Raw materials and consumables	1,815	2,062
Finished goods and goods for resale	3,662	4,248
Total inventories	5,477	6,310
Provision for inventories	(358)	(379)
	5,119	5,931

Summary Reconciliation Of Provision For Inventories

	€ million	€ million
Provision for inventories	2023	2022
1 January	379	308
Charge to income statement	80	164
Reduction/(releases)	(63)	(66)
Currency translations	(32)	(12)
Others(a)	(6)	(15)
31 December	358	379
(a)Others include the amount relating to the acquisition/disposal of businesses and transfers.